Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 22, 2022
Entity Registrant Name	VOLT ETF TRUST
Entity Central Index Key	0001508033
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 22, 2022
Document Effective Date	Dec. 01, 2022
Prospectus Date	Dec. 01, 2022
Volt Crypto Industry Revolution and Tech ETF | Volt Crypto Industry Revolution and Tech ETF
Prospectus:
Trading Symbol	BTCR